Intangible Assets with a Finite Useful Life - Summary of Gross Carrying Amount, Accumulated Impairment Losses and Accumulated Amortization (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	€ 8,889	€ 7,082	€ 7,192	€ 6,951
Industrial patents and intellectual property rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	2,095		2,193	2,458
Concessions, licenses, trademarks and similar rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	3,261		2,750	2,854
Other intangible assets [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	33		134	109
Work in progress and advance payments [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	3,500		2,115	€ 1,530
Gross carrying amount [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	22,438		21,977
Gross carrying amount [member] | Industrial patents and intellectual property rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	10,832		12,266
Gross carrying amount [member] | Concessions, licenses, trademarks and similar rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	7,839		7,044
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	241		522
Gross carrying amount [member] | Work in progress and advance payments [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	3,526		2,145
Accumulated impairment losses [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(303)		(310)
Accumulated impairment losses [member] | Industrial patents and intellectual property rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life			(7)
Accumulated impairment losses [member] | Concessions, licenses, trademarks and similar rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(277)		(273)
Accumulated impairment losses [member] | Work in progress and advance payments [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(26)		(30)
Accumulated amortization [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(13,246)		(14,475)
Accumulated amortization [member] | Industrial patents and intellectual property rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(8,737)		(10,066)
Accumulated amortization [member] | Concessions, licenses, trademarks and similar rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(4,301)		(4,021)
Accumulated amortization [member] | Other intangible assets [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	€ (208)		€ (388)